INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
SCHEDULE OF DEFERRED TAX ASSET

The Company has a deferred tax asset as shown in the following:

	Year Ending December 31, 2022	Year Ending December 31, 2021
Deferred Tax Asset	2,015,756	17,701
Valuation Allowance	(2,015,756)	(17,701)
Net Deferred Tax Asset	$—	$—